Income Tax (Expense)/Benefit	12 Months Ended
Dec. 31, 2024
Income Tax (Expense)/Benefit [Abstract]
INCOME TAX (EXPENSE)/BENEFIT
19	INCOME TAX (EXPENSE)/BENEFIT

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Tx expenses/(benefits) recognized in profit or loss
Current income tax
Current financial year	1,247,733	2,795,394	(500,444)	(111,818)

Deferred taxation
Current financial year	—	(149,315)	—	—
Total income tax expenses/(benefits) recognized in profit or loss	1,247,733	2,646,079	(500,444)	(111,818)

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law.

Malaysia

Founder Energy Sdn. Bhd. and Founder Assets Sdn. Bhd. are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is calculated at 24% of the estimated assessable profits for the financial year.

The unutilized tax losses can be carried forward for a maximum period of ten consecutive years to offset future taxable income.

Singapore

Founder Energy (Singapore) Pte Ltd is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

The numerical reconciliations between the tax expense and the product of accounting (loss)/profit multiplied by the applicable tax rates of the Group are as follows:

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Net income/(loss) before taxes	5,191,239	9,793,147	(5,650,449)	(1,262,529)

Tax at the Malaysian statutory tax rate of 24%	1,245,898	2,350,355	(1,356,108)	(303,007)

Tax effects in respect of:
Different tax rate in other country	(1,685)	9,214	410,650	91,755
Deferred tax assets not recognized and, origination and reversal of temporary differences	—	—	428,883	95,829
Non-deductible expenses	145,456	299,729	86,008	19,217
Non-taxable income	(141,936)	(13,219)	(69,877)	(15,612)
Tax expenses/(benefits)	1,247,733	2,646,079	(500,444)	(111,818)

The Group has unutilized tax losses of RM 1,781,621 (USD 398,083), Nil and Nil and unabsorbed capital allowances of RM 5,393 (USD 1,205), Nil and Nil as of December 31, 2024, 2023 and 2022 available for offset against future taxable profits, respectively. As of December 31, 2024, the unutilized tax losses mainly can be carried forward up to 10 years. No deferred tax asset has been recognized in respect of the following significant net tax benefits due to the unpredictability of future profit streams.

The deferred tax assets are made up of the following:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

At beginning of year	(75,315)	74,000	16,534
Recognised in profit or loss	149,315	—	—
At end of year	74,000	74,000	16,534

Presented after appropriate offsetting as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Deferred tax assets	149,315	74,000	16,534
Deferred tax liabilities	(75,315)	-	-
	74,000	74,000	16,534

The deferred tax assets as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Deferred tax assets
Provisions and others	707,852	707,852	158,162

Deferred tax liabilities
Plant and equipment	(295,010)	(295,010)	(65,917)
Other temporary differences	(104,509)	(104,509)	(23,351)
Presented after appropriate offsetting	308,333	308,333	68,894

At 24%	74,000	74,000	16,534